SHARE CAPITAL - Range of exercise prices and expiration date for warrants outstanding (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Mar. 01, 2022
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants exercise price		$ 0.0001
Warrants [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of warrants Outstanding	901,869
$18.70 [Member] | Warrants [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants exercise price	$ 18.7
Number of warrants Outstanding	2,500
Exercisable until	2025
$7.50 [Member] | Warrants [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants exercise price	$ 7.5
Number of warrants Outstanding	7,500
Exercisable until	2026
$17.07 [Member] | Warrants [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants exercise price	$ 17.07
Number of warrants Outstanding	237,000
Exercisable until	2027
$3.20 [Member] | Warrants [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants exercise price	$ 3.2
Number of warrants Outstanding	654,869
Exercisable until	2029